Consolidated Statements of Stockholders' Equity (Parenthetical) - $ / shares	3 Months Ended				12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Issuance of common stock through performance stock awards		272,813		286,350
Exercise of stock options	13,642	14,609	85,379	186,521	340,684	361,618	554,049
Conversion of common stock							190,280
Common stock purchase plan	31,114	58,734	31,455	44,161	129,972	126,012	107,978
Common stock shares issued for cash					266,410	576,002
Common stock shares issued for purchase of assets						163,137
Purchase of treasury stock	1,196	110,520		111,835	114,295	57,619	115,196
Common stock dividends/distributions	$ 0.50	$ 1.00	$ 0.96	$ 0.96	$ 3.84	$ 3.65	$ 3.32
Preferred stock dividend shares	$ 15.95	$ 15.95	$ 15.95	$ 15.95	$ 63.80	$ 63.80	$ 63.80
Common stock awards					302,507	150,259	150,259
Additional Paid-in Capital [Member]
Issuance of common stock through performance stock awards		272,813		286,350	302,507	150,259	150,259
Exercise of stock options	13,642	14,609	85,379	186,521	340,684	361,618	554,049
Common stock purchase plan	31,114	58,734	31,455	44,161	129,972	126,012	107,978
Common stock shares issued for cash					266,410	576,002
Common stock shares issued for purchase of assets						163,137
Common Stock [Member]
Conversion of common stock							190,280
Treasury Stock [Member]
Purchase of treasury stock	1,196	110,520		111,835	114,295	57,619	115,196
Accumulated Deficit [Member]
Common stock dividends/distributions	$ 0.50	$ 1.00	$ 0.96	$ 0.96	$ 3.84	$ 3.65	$ 3.32
Preferred stock dividend shares	$ 15.95	$ 15.95	$ 15.95	$ 15.95	$ 63.80	$ 63.80	$ 63.80